1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel.: 215.963.5000	Counselors at Law
Fax: 215.963.5001

May 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Bishop Street Funds (File Nos. 033-80514 and 811-08572)

Ladies and Gentlemen:

On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter certifying that the forms of Prospectuses and Statement of Additional Information dated May 1, 2013 for the Trust’s Hawaii Municipal Bond Fund, High Grade Income Fund, Strategic Growth Fund and Dividend Value Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 37, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001193125-13-187776) on April 30, 2013.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.

Very truly yours,

/s/ Leon Salkin
Leon Salkin